Warrants (Details)					1 Months Ended			12 Months Ended
	Jun. 07, 2021	Apr. 12, 2021	Mar. 04, 2021	Feb. 12, 2021	Jun. 23, 2021	May 25, 2021	Feb. 26, 2021	Jun. 30, 2021 $ / shares shares	Jun. 30, 2020 shares
Statement [Line Items]
Warrants Outstanding, beginning								2,519,157	1,065,265
Warrants Issued (Expired)								25,227,962	1,453,892
Warrants Exercised	200,000	55,555	50,000	15,385	222,223	750,000	111,112	(1,842,997)	0
Warrants Outstanding, ending								25,904,122	2,519,157
Warrant Two [Member]
Statement [Line Items]
Warrants Outstanding, beginning								1,453,892
Warrants Issued (Expired)									1,453,892
Warrants Exercised								(666,112)	0
Warrants Outstanding, ending								787,780	1,453,892
Issued Date								Oct. 25, 2019
Expiration Date								Oct. 25, 2021
Exercise Price | $ / shares								$ 0.90
Warrant One [Member]
Statement [Line Items]
Warrants Outstanding, beginning								1,065,265	1,065,265
Warrants Issued (Expired)								(1,065,265)
Warrants Exercised								0	0
Warrants Outstanding, ending									1,065,265
Issued Date								Aug. 17, 2019
Expiration Date								Aug. 17, 2020
Exercise Price | $ / shares								$ 1.00
Warrant Three [Member]
Statement [Line Items]
Warrants Issued (Expired)								3,078,941
Warrants Exercised								(1,176,885)
Warrants Outstanding, ending								1,902,056
Issued Date								Jul. 02, 2020
Expiration Date								Jul. 02, 2022
Exercise Price | $ / shares								$ 0.65
Warrant Four [Member]
Statement [Line Items]
Warrants Issued (Expired)								23,214,286
Warrants Exercised								0
Warrants Outstanding, ending								23,214,286
Issued Date								May 19, 2021
Expiration Date								May 19, 2023
Exercise Price | $ / shares								$ 1.00